Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Of Derivative Instruments
The following table summarizes the notional and fair value of these derivative instruments (in thousands):

	December 31, 2015		December 31, 2014
	Notional Amount	Fair Value	Notional Amount	Fair Value
Non-hedging interest rate derivatives:
Other Assets	$334,204	$10,811	$179,958	$10,253
Other Liabilities	342,204	10,872	179,958	10,253

Derivatives designated as hedges of fair value:
Other Liabilities	5,475	61	5,475	24

Change In Fair Value Of Derivative Instruments
The following table summarizes the change in fair value of these derivative instruments (in thousands):

	Year Ended December 31,
	2015	2014	2013
Change in Fair Value Non-Hedging Interest Rate Derivatives:
Other income - derivative asset	$1,030	$6,811	$(10,148)
Other income - derivative liability	(1,190)	(6,811)	10,148

Change in Fair Value Hedging Interest Rate Derivatives:
Hedged item - derivative asset	$25	—	—
Other income - derivative liability	12	—	—

Offsetting Assets
Information about financial instruments that are eligible for offset in the consolidated balance sheet as of December 31, 2015 is presented in the following tables (in thousands):

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Assets	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Assets	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)
Non-hedging derivative assets:
Interest rate swap agreements	$10,811	$—	$10,811	$—	$10,811	$10,811	$—

Offsetting Liabilities

Gross Amounts
Not Offset in the Statement
of Financial Position
Total
of Gross
Amounts
Not Offset in
the Statement
of Financial
Position
				Netting		Including
		Gross	Net Amounts	Adjustment		Applicable
		Amounts	of Liabilities	per		Netting
	Gross	Offset in the	presented in	Applicable		Agreement
	Amounts of	Statement of	the Statement	Master	Fair Value	and Fair
	Recognized	Financial	of Financial	Netting	of Financial	Value of
Description	Liabilities	Position	Position	Arrangements	Collateral	Collateral	Net Amount
	(a)	(b)	(c)=(a)-(b)			(d)	(c)-(d)*
Non-hedging derivative liabilities:
Interest rate swap agreements	$10,872	$—	$10,872	$—	$17,371	$17,371	$—
Hedging derivative liabilities:
Interest rate swap agreements	$61	$—	$61	$—	$97	$97	$—

* For instances where the fair value of financial collateral meets or exceeds the amounts presented in the Statement of Financial Position, a value of zero is displayed to represent full collateraliztion.